April 4, 2018

DBX ETF TRUST

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

Xtrackers Barclays International High Yield Bond Hedged ETF (IHIY)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

Xtrackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

Xtrackers Emerging Markets Bond – Interest Rate Hedged ETF (EMIH)

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Germany Equity ETF (GRMY)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers High Yield Corporate Bond – Interest Rate Hedged ETF (HYIH)

Xtrackers iBoxx Emerging Markets Quality Weighted Bond ETF (EMBQ)

Xtrackers iBoxx USD Corporate Yield Plus ETF (YLDP)

Xtrackers Investment Grade Bond – Interest Rate Hedged ETF (IGIH)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

Xtrackers MSCI Brazil Hedged Equity ETF (DBBR)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI Latin America Pacific Alliance (PACA)

Xtrackers MSCI Mexico Hedged Equity ETF (DBMX)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

Xtrackers MSCI United Kingdom Hedged Equity ETF (DBUK)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US QARP ETF (QARP)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers United Kingdom Equity ETF (BRIT)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

Deutsche X-trackers 0-1 Year Treasury ETF (TBLL)

Deutsche X-trackers Bloomberg Barclays Global Aggregate Bond ETF (ALLB)

Deutsche X-trackers FTSE All World ex US Comprehensive Factor ETF (DEAW)

Deutsche X-trackers FTSE Developed Europe Comprehensive Factor ETF (DEEU)

Deutsche X-trackers FTSE Japan Comprehensive Factor ETF (DEJP)

Deutsche X-trackers Managed Downside Volatility All World ETF (AWDV)

Deutsche X-trackers Managed Downside Volatility Developed International ETF (EFDV)

Deutsche X-trackers Managed Downside Volatility US Large Cap ETF (AMDV)

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Xtrackers MSCI USA ESG Leaders Equity ETF

Xtrackers MSCI World ESG Leaders Equity ETF

Xtrackers FTSE All World ex US Quality at a Reasonable Price ETF

(the “Funds”)

Supplement to the Currently Effective Prospectuses and Statements of

Additional Information of the Funds

Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group recently completed the sale of a minority ownership interest to third party investors as part of a public offering listed on the Frankfurt Stock Exchange (there will be no public offering of the securities in the United States) and is now a separate, publicly-listed financial services firm but remains an indirect, majority-owned subsidiary of Deutsche Bank AG.

In this context, the Funds’ investment adviser, DBX Advisors LLC (“DBX”) and its U.S. investment advisory affiliates became indirect, wholly-owned subsidiaries of DWS Group.

Effective immediately, the references to Deutsche Asset Management in each Fund’s Prospectus and Statement of Additional Information (“SAI”) are now replaced with DWS (“DWS”). DWS continues the business of Deutsche Asset Management and represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DBX and the other affiliated investment advisors. DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The following sentence is added to “Investment Advisory, Administrative and Distribution Services – Portfolio Managers – Portfolio Manager Compensation” section of each Fund’s SAI (except for Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF):

DWS Group GmbH & Co. KGaA is currently evaluating its compensation policies and procedures following the recent restructuring of Deutsche Bank’s asset management division.

Please retain this supplement for future reference.